Debt - Schedule of Notes Payable (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Total current	$ 15,503,807	$ 10,627,950	$ 10,164,013
Total	21,661,596	22,109,820
Long-term Debt, Excluding Convertible Debt
Debt Instrument [Line Items]
Total		22,109,820	24,230,169
Line of Credit | Revolving Credit Facility
Debt Instrument [Line Items]
Total current	8,970,460	7,426,814	4,473,489
Long-term debt	3,928,105	7,215,520	5,640,051
Secured Debt and Notes Payable
Debt Instrument [Line Items]
Long-term debt	2,229,684	4,266,350	8,426,105
Secured Debt
Debt Instrument [Line Items]
Total current	82,787	68,410	61,640
Notes Payable
Debt Instrument [Line Items]
Total current	$ 5,915,560	3,132,726	5,628,884
Total		$ 2,062,318	$ 2,062,318